CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)		Dec. 31, 2015		Dec. 31, 2014
CASH AND CASH EQUIVALENTS
Cash and Due From Banks		$ 5,531,687		$ 1,524,217
Short-term Investments		45,917,730		13,202,325
Cash and Cash Equivalents, net		51,449,417		14,726,542
RESTRICTED CASH	[1]	9,335,466		1,073,157
LOANS:
Direct Cash Loans		494,836,733		471,195,331
Real Estate Loans		22,128,090		20,271,000
Sales Finance Contracts		30,071,077		23,906,111
Loans, Total		547,035,900		515,372,442
Unearned Finance Charges		65,699,425		63,079,794
Unearned Insurance Premiums and Commissions		41,446,393		35,331,723
Allowance for Loan Losses		33,500,000		28,620,000
Net Loans		406,390,082		388,340,925
MARKETABLE DEBT SECURITIES:
Available for Sale, at fair value		143,862,165		132,847,073
Held to Maturity, at amortized cost		17,058,181		22,762,252
Marketable Debt Securities, Total		160,920,346		155,609,325
EQUITY METHOD INVESTMENTS	[2]	24,989,505		26,059,579
OTHER ASSETS
Land, Buildings, Equipment and Leasehold Improvements		9,918,857	[3]	10,205,126	[4]
Deferred Acquisition Costs		2,483,781		2,028,468
Due from Non-affiliated Insurance Company		2,886,086		2,102,978
Other Miscellaneous		6,040,269		5,441,945
Other Assets, total		21,328,993		19,778,517
ASSETS, Total		674,413,809		605,588,045
SENIOR DEBT:
Senior Demand Notes, including accrued interest		71,001,087		58,530,148
Commercial Paper		317,488,208		276,656,052
Senior Debt, total		388,489,295		335,186,200
ACCOUNTS PAYABLE AND ACCRUED EXPENSES		25,430,137		24,228,121
SUBORDINATED DEBT	[5]	36,004,009		37,726,538
LIABILITIES, Total		$ 449,923,441		$ 397,140,859
COMMITMENTS AND CONTINGENCIES	[6]
STOCKHOLDERS' EQUITY:
Preferred Stock	[7]
Common Stock	[8]	$ 170,000		$ 170,000
Accumulated Other Comprehensive Income (Loss)		4,142,986		3,663,475
Retained Earnings		220,177,382		204,613,711
Stockholders' Equity, Total		224,490,368		208,447,186
LIABILITIES AND STOCKHOLDERS' EQUITY, TOTAL		$ 674,413,809		$ 605,588,045
Nonvoting Common Stock
STOCKHOLDERS' EQUITY:
Common Stock	[9]

[1]	See Note 1.
[2]	See Note 5.
[3]	Less accumulated depreciation and amortization of $26,780,217.
[4]	Less accumulated depreciation and amortization of $24,049,665.
[5]	See Note 8.
[6]	See Note 9.
[7]	Preferred Stock; $100 par value; 6,000 shares authorized; no shares outstanding.
[8]	Common Stock: Voting Shares; $100 par value; 2,000 shares authorized; 1,700 shares outstanding.
[9]	Common stock: Non-Voting Shares; no par value; 198,000 shares authorized; 168,300 shares outstanding.